SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8:-	SHAREHOLDERS' EQUITY

a.	General:

All Ordinary shares, options, per share data and exercise price included in these financial statements for all periods presented have been retroactively adjusted to reflect the issuance on January 26, 2014 of 6.55-to-one bonus shares (equivalent to a 7.55-for-1 stock split).

b.	Share capital:

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

c.	Issuances of share:

1.	On January 22, 2012 (inception day), the Company issued 7,551,427 Ordinary shares in consideration of their par value.

2.
In February 2012, the Company entered into an investment agreement, according to which the Company issued 471,964 Preferred A shares in consideration of $250. In addition, in August 2012, the Company issued 94,393 Preferred A shares in consideration of $  50. The issuance expenses amounted to $5.

3.
In June 2013, the Company entered into a share purchase agreement according to which, the Company issued a total of 2,130,159 Ordinary shares in consideration of $2,024, in two equal installments in 2013 and January 2014.

Prior to the closing of the share purchase agreement above and as a condition to it, the Company affected an equity restructuring, under which, all of the Company's Preferred shares (566,357 Preferred A shares) were converted into Ordinary shares at a 1:1 ratio. As a result and in accordance with ASC 718-20-35-6, the Company recorded compensation expense in the amount of $183 and a deemed dividend in the amount of $ 26 in the year ended December 31, 2013.

4.	On February 6, 2014, the Company issued 782,537 Ordinary shares to private placement investors in consideration of $4,368, net.

5.
On August 5, 2014, the Company completed a successful IPO of 3,200,000 Ordinary shares at a price of $11.00 per share generating net proceeds of $31,405, after deducting underwriting discounts and commissions and other issuance expenses.

d.	2013 Incentive option plan:

In December 2013, the Company authorized through its 2013 incentive option plan (the "2013 Plan") the grant of options to officers, directors, advisors, management and other key employees. The options granted have a graded vesting schedule of generally four years and expire ten years after the grant date.

A summary of the Company's options activity (for employees and directors) under the 2013 Plan is as follows:

	Year ended December 31,
	2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	403,110	$0.0004	319,531	$0.0004
Granted	380,222	9.21	83,579	0.0004

Outstanding at end of year	783,332	4.47	403,110	$0.0004

Vested and expected to vest	783,332	$4.47	403,110	$0.0004

Options exercisable at the end of the year	429,589	$1.33	134,370	$0.0004

As of December 31, 2014, the weighted-average remaining contractual term of the outstanding and exercisable options is 5.6 years and 2.3 years; the aggregated intrinsic value of the outstanding and exercisable options is $2,664 and $2,174. As of December 31, 2014, the unrecognized compensation cost is $889 to be recognized through 2017.

e.	Options granted to service providers:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, "Equity-Based payment to non-employees".

The outstanding options granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

December 2, 2014	20,000	7.78	December 2, 2024

*)  All options were fully vested on the grant date.

f.	Share-based payment:

The share based expense recognized in the financial statements is as follows:

	Year ended December 31,
	2014	2013	2012

Research and development	$83	$44	$-
General and administrative expenses	653	210	9

	$736	$254	$9